FLEXIBLE PREMIUM VARIABLE ANNUITY - H

Issued Through

SEPARATE ACCOUNT VA WNY

By

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement dated December 12, 2011

to the

Prospectus dated May 1, 2011

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity - H dated May 1, 2011.

The following hereby amends the corresponding paragraphs in the SUMMARY Section 5. Expenses in the prospectus.

For riders issued on or after December 23, 2011.

If you elect the Retirement Income Choice® 1.2 Rider, there is an annual rider fee during the accumulation phase of 1.25% (of the withdrawal base charged quarterly) if you elect the Open Allocation option, and 0.70% to 1.55% if you elect the Designated Allocation option depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

For riders issued before December 23, 2011.

If you elect the Retirement Income ChoiceSM 1.2 Rider, there is an annual rider fee during the accumulation phase of 1.20% (of the withdrawal base charged quarterly) if you elect the Open Allocation option, and 0.45% to 1.40% if you elect the Designated Allocation option depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

For riders issued on or after December 23, 2011.

If you elect the Retirement Income MaxSM Rider, there is a quarterly rider fee during the accumulation phase of 1.25% annually.

For riders issued before December 23, 2011.

If you elect the Retirement Income MaxSM Rider, there is a quarterly rider fee during the accumulation phase of 1.00% annually.

— (Continued)

This supplement hereby amends, and to the extent inconsistent replaces the corresponding information from the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES in the prospectus.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See section “5. Expenses”.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	8%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Annual Service Charge	$0 - $30 per policy

Separate Account Annual Expenses (as a percentage, annually, of average separate account value):

Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.50%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.65%

Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)

Annual Step-Up Death Benefit	0.20%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.15%

— (Continued)

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees: (You may only elect one of the optional riders listed below)
Living Benefits Rider (annual charge, a % of Total Withdrawal Base)	0.90%
Retirement Income ChoiceSM 1.2 Rider (annual charge, a % of withdrawal base):
For riders issued on or after December 23, 2011.
Base Benefit Open Allocation Option (Maximum)	2.00%
Base Benefit Open Allocation Option (Current)	1.25%
Base Benefit Designated Allocation Group A (Maximum)	2.30%
Base Benefit Designated Allocation Group A (Current)	1.55%
Base Benefit Designated Allocation Group B (Maximum)	1.85%
Base Benefit Designated Allocation Group B (Current)	1.10%
Base Benefit Designated Allocation Group C (Maximum)	1.45%
Base Benefit Designated Allocation Group C (Current)	0.70%
Additional Benefits available with the Retirement Income ChoiceSM 1.2 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Maximum Total Retirement Income Choice ® 1.2 Rider Fees (Single Life) with Highest Combination of Benefits and Allocation Options	2.55%

Current Total Retirement Income ChoiceSM 1.2 Rider Fee (Single Life) with Highest Combination of Benefits and Allocation Options	1.80%

For riders issued before December 23, 2011.
Base Benefit Open Allocation Option (Maximum)	1.95%
Base Benefit Open Allocation Option (Current)	1.20%
Base Benefit Designated Allocation Group A (Maximum)	2.15%
Base Benefit Designated Allocation Group A (Current)	1.40%
Base Benefit Designated Allocation Group B (Maximum)	1.75%
Base Benefit Designated Allocation Group B (Current)	1.00%
Base Benefit Designated Allocation Group C (Maximum)	1.20%
Base Benefit Designated Allocation Group C (Current)	0.45%
Additional Benefits available with the Retirement Income ChoiceSM 1.2 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Maximum Total Retirement Income Choice ® 1.2 Rider Fees (Single Life) with Highest Combination of Benefits and Allocation Options	2.40%

Current Total Retirement Income ChoiceSM 1.2 Rider Fee (Single Life) with Highest Combination of Benefits and Allocation Options	1.65%

Retirement Income ChoiceSM 1.4 Rider (annual charge, a % of withdrawal base):
This Rider is No Longer Available for New Sales
Base Benefit Designated Allocation Group A (Maximum)	2.15%

— (Continued)

Base Benefit Designated Allocation Group A (Current)	1.40%
Base Benefit Designated Allocation Group B (Maximum)	1.75%
Base Benefit Designated Allocation Group B (Current)	1.00%
Base Benefit Designated Allocation Group C (Maximum)	1.20%
Base Benefit Designated Allocation Group C (Current)	0.45%
Additional Benefits available with the Retirement Income ChoiceSM 1.4 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees (Single Life) with Highest Combination of Benefits	2.40%

Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Single Life) with Highest Combination of Benefits	1.65%

Income LinkSM Rider (annual charge a - % of withdrawal base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%

Retirement Income MaxSM Rider (annual charge a % of withdrawal base):
For riders issued on or after December 23, 2011.
Base Benefit (Maximum)	2.00%
Base Benefit (Current)	1.25%

For riders issued before December 23, 2011.
Base Benefit (Maximum)	1.75%
Base Benefit (Current)	1.00%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2010 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.54%
Highest Gross	1.65%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

— (Continued)

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2010, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the Highest Fund Facilitation Fee, Annual Step-Up Death Benefit and Retirement Income Choice® 1.2 Rider - Single Life Option with additional Death Benefit. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples:
If the policy is surrendered at the end of the applicable time period:
1 Year	$1294
3 Years	$2373
5 Years	$2939
10 Years	$6053
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
1 Year	$574
3 Years	$1743
5 Years	$2939
10 Years	$6053

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

— (Continued)

The following hereby amends the corresponding paragraphs in “Section 5. Expenses” in the prospectus.

Retirement Income ChoiceSM 1.2 Rider and Additional Options Fees

For riders issued on or after December 23, 2011.

If you elect the Retirement Income Choice® 1.2 rider, then the rider fee, which is charged quarterly before annuitization, depends on the allocation option that you choose. If you choose the Open Allocation option, then the fee for the base benefit (for either single or joint life) is 1.25% ( on an annual basis) of the withdrawal base. If you choose the Designated Investment option, then the fee for the base benefit (for single or joint life) is 1.55%, 1.10%, and 0.70% (on an annual basis) of the withdrawal base for allocating 100% of your policy value in Designated Allocation Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income Choice® 1.2 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

For riders issued before December 23, 2011.

If you elect the Retirement Income ChoiceSM 1.2 rider, then the fee, which is charged quarterly before annuitization, depends on the allocation option that you choose. If you choose the Open Allocation option, then the fee for the base benefit (for either single or joint life) is 1.20% ( on an annual basis) of the withdrawal base. If you choose the Designated Investment option, then the fee for the base benefit (for single or joint life) is 1.40%, 1.00%, and 0.45% (on an annual basis) of the withdrawal base for allocating 100% of your policy value in Designated Allocation Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income ChoiceSM 1.2 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

— (Continued)

Option	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income MaxSM Rider Fees

For riders issued on or after December 23, 2011.

If you elect the Retirement Income MaxSM rider, then the rider fee, which is charged quarterly before annuitization, is 1.25% (on an annual basis) of the withdrawal base. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

For riders issued before December 23, 2011.

If you elect the Retirement Income MaxSM rider, then the rider fee, which is charged quarterly before annuitization, is 1.00% (on an annual basis) of the withdrawal base. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

The following hereby amends the corresponding paragraph in “8. DEATH BENEFIT” section in the prospectus.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less
•	any adjusted partial surrenders as of the date of death.

This benefit is not available if you or the annuitant is 86 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.

Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

— (Continued)

The following hereby amends the corresponding paragraphs for the Retirement Income ChoiceSM 1.2 Rider and the Retirement Income Max Riders in the “10. ADDITIONAL FEATURES” section of the prospectus.

Retirement Income Choice® 1.2 Rider

For riders issued on or after December 23, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
59-64	4.0%	3.5%
65-79	5.0%	4.5%
≥ 80	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

For riders issued before December 23, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
59-64	4.0%	3.5%
65-74	5.0%	4.5%
≥ 75	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

— (Continued)

For riders issued on or after December 23, 2011.

Allocation Options and Restrictions. If you elect this rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option. Transfers will be permitted between the Designated Allocation option and the Open Allocation option at any time.

Designated Allocation Option. Under the Designated Allocation option, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

TA AEGON Tactical Vanguard ETF – Growth – Service Class

TA Asset Allocation – Moderate Growth – Service Class

TA Vanguard ETF Index – Growth – Service Class

TA International Moderate Growth—Service Class

TA Janus Balanced—Service Class

Designated Allocation Group B

TA AEGON Tactical Vanguard ETF – Balanced – Service Class

TA Asset Allocation – Moderate – Service Class

TA BlackRock Tactical Allocation—Service Class

TA Vanguard ETF Index – Balanced – Service Class

Designated Allocation Group C

American Funds - Bond Fund - Class 2

TA AllianceBernstein Dynamic Allocation – Service Class

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

TA AEGON Money Market – Service Class

TA AEGON U.S. Government Securities – Service Class

TA Asset Allocation – Conservative – Service Class

TA Vanguard ETF Index – Conservative – Service Class

TA JPMorgan Core Bond—Service Class

TA JPMorgan Tactical Allocation—Service Class

TA PIMCO Total Return—Service Class

TA PIMCO Real Return TIPS—Service Class

Fixed Account

— (Continued)

For riders issued before December 23, 2011.

Allocation Options and Restrictions. If you elect this rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option. Transfers will be permitted between the Designated Allocation option and the Open Allocation option at any time.

Designated Allocation Option. Under the Designated Allocation option, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

American Funds - Asset Allocation Fund - Class 2

Fidelity VIP Balanced Portfolio – Service Class 2

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

GE Investments Total Return Fund – Class 3

TA AEGON Tactical Vanguard ETF – Growth – Service Class

TA Asset Allocation – Moderate Growth – Service Class

TA Efficient Markets – Service Class

TA Vanguard ETF Index – Growth – Service Class

TA International Moderate Growth—Service Class

TA Janus Balanced—Service Class

TA Multi-Managed Balanced—Service Class

Designated Allocation Group B

TA AEGON Tactical Vanguard ETF – Balanced – Service Class

TA Asset Allocation – Moderate – Service Class

TA BlackRock Global Allocation – Service Class

TA BlackRock Tactical Allocation—Service Class

TA Vanguard ETF Index – Balanced – Service Class

Designated Allocation Group C

American Funds - Bond Fund - Class 2

TA AllianceBernstein Dynamic Allocation – Service Class

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

TA AEGON Money Market – Service Class

TA AEGON U.S. Government Securities – Service Class

TA Asset Allocation – Conservative – Service Class

TA Vanguard ETF Index – Conservative – Service Class

— (Continued)

TA JPMorgan Core Bond—Service Class

TA JPMorgan Tactical Allocation—Service Class

TA PIMCO Total Return—Service Class

TA PIMCO Real Return TIPS—Service Class

Fixed Account

Retirement Income MaxSM Rider

For riders issued on or after December 23, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
59-64	4.30%	3.80%
65-79	5.30%	4.80%
≥ 80	6.30%	5.80%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

For riders issued before December 23, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
59-64	4.5%	4.10%
65-74	5.5%	5.10%
≥ 75	6.5%	6.10%

— (Continued)

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

For riders issued on or after December 23, 2011.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options:

American Funds - Bond Fund - Class 2

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

TA AEGON Tactical Vanguard ETF – Balanced – Service Class

TA AEGON Money Market – Service Class

TA AEGON U.S. Government Securities – Service Class

TA Asset Allocation – Conservative – Service Class

TA Asset Allocation – Moderate – Service Class

TA Vanguard ETF Index – Conservative – Service Class

TA Vanguard ETF Index – Balanced – Service Class

TA JPMorgan Core Bond—Service Class

TA JPMorgan Tactical Allocation—Service Class

TA PIMCO Real Return TIPS—Service Class

TA PIMCO Total Return—Service Class

Fixed Account

For riders issued before December 23, 2011.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options:

American Funds - Bond Fund - Class 2

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

TA AEGON Tactical Vanguard ETF – Balanced – Service Class

TA AEGON Money Market – Service Class

TA AEGON U.S. Government Securities – Service Class

TA Asset Allocation – Conservative – Service Class

TA Asset Allocation – Moderate – Service Class

TA AllianceBernstein Dynamic Allocation – Service Class

TA Vanguard ETF Index – Conservative – Service Class

TA Vanguard ETF Index – Balanced – Service Class

TA JPMorgan Core Bond—Service Class

— (Continued)

TA JPMorgan Tactical Allocation—Service Class

TA PIMCO Real Return TIPS—Service Class

TA PIMCO Total Return—Service Class

Fixed Account

Retirement Income MaxSM Rider Fees

For riders issued on or after December 23, 2011.

Retirement Income MaxSM. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the “rider fee percentage” (see the Fee Table) times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:

(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000. =100,000*0.0125*(91/365)

=1,250*(91/365)

=$311.64

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

— (Continued)

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus adjustment for additional premium payment of $10,000 made with 20 days remaining in the first rider quarter.

The withdrawal base change equals $10,000.

Fee adjustment as follows:

=10,000*0.0125*(20/365)

=125*(20/365)

=$6.85

Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):

=6.85 + 311.64

=$318.49

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

For riders issued before December 23, 2011.

Retirement Income MaxSM. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the “rider fee percentage” (see the Fee Table) times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:

(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.

=100,000*0.01(91/365)

=1,000*(91/365)

=$249.32

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts

— (Continued)

immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus adjustment for additional premium payment of $10,000 made with 20 days remaining in the first rider quarter.

The withdrawal base change equals $10,000.

Fee adjustment as follows:

=10,000*0.01(20/365)

=100*(20/365)

=$5.48

Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):

=5.48 + 249.32

=$254.80

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

— (Continued)

The following hereby amends the corresponding sections of the table in the “Appendix Guaranteed Lifetime Withdrawal Benefit Comparison Table” section in the prospectus.

Retirement Income Choice® 1.2 Rider	Retirement Income MaxSM Rider

For riders issued on or after December 23, 2011.

Charges:

(1) for Base Benefit only—0.70% to 1.55% annually (single and joint life) of withdrawal base deducted on each rider quarter;

(2) Open Investment Option – 1.25% annually (single life and joint life) of withdrawal base deducted on each rider quarter;

(3)with Death Benefit Option—0.25% annually (single life) or 0.20% (joint life) of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.

For riders issued before December 23, 2011.

Charges:

(1) for Base Benefit only—0.45% to 1.40% annually (single and joint life) of withdrawal base deducted on each rider quarter;

(2) Open Investment Option – 1.20% annually (single life and joint life) of withdrawal base deducted on each rider quarter;

(3)with Death Benefit Option—0.25% (single life) or 0.20% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.

For riders issued on or after December 23, 2011.

Charges:

(1) 1.25% annually (single life and joint life)of withdrawal base deducted on each rider quarter.

For riders issued before December 23, 2011.

Charges:

(1) 1.00% annually (single life and joint life) of withdrawal base deducted on each rider quarter.

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME MAXSM RIDER

When a withdrawal is taken, the following parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)
2.	Rider Withdrawal Amount (“RWA”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

Rider Withdrawal Amount (“RWA”) = 5.3% withdrawal would be $5,300 (5.3% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,300

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000 (PV after GPWD = $94,700)

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5.3%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,300 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,300, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5.3% withdrawal would be $5,300 (5.3% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $1,700 ($7,000 - $5,300)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5.3%.

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,300, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,300 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5.3% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1. The formula is (EWD / (PV - 5.3% withdrawal)) * WB before any adjustments

2. ($1,700 / ($90,000 - $5,300)) * $100,000 = $2,007.08

Step Three. Which is larger, the actual $1,700 excess withdrawal or the $2,007.08 pro rata amount? $2,007.08 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $2,007.08 = $97,992.92

Result. The new withdrawal base is $97,992.92

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5.3% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,992.92 (the adjusted withdrawal base) * 5.3% = $5,193.62

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,193.62.

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken.

WB in 8 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 8 = $147,745.54

RWA = 5.3% withdrawal beginning 8 years from the rider date would be $7,830.51 (5.3% of the then-current $147,745.54 withdrawal base)

GPWD = $7,830.51

EWD = None

PV = $90,000 in 8 years

You = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means Withdrawal Percentage is 5.3%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,830.51 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,830.51, the withdrawal base does not change.

Example 4 (Minimum Required Distribution “MRD”):

WB= $100,000

Automatic Step-up and growth never occur.

RWA for rider year beginning July 1, 2010 = 5.3% withdrawal would be $5,300 (5.3% of the current $100,000 withdrawal base.

MRD for 2010 = $6,000 (calculated as set forth in the rider)

MRD for 2011 = $6,500 (calculated as set forth in the rider)

GPWD on February 1, 2011 = $6,500

EWD = $500

Question: Is any portion of the withdrawal greater than the rider withdrawal amount or the minimum required withdrawal calculated pursuant to the terms of the rider?

Yes. Because more than $6,000 (the greater of the RWA ($5,500) or MRD for the tax year on that rider anniversary ($6,000) was withdrawn, there is an excess withdrawal of $500 (6,500 - 6,000 = 500). Please note, even though the withdrawal occurred in 2011, the MRD for 2011 does not become part of the RWA calculation until July 1, 2011 (the rider anniversary during that tax year).

Result: Because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower withdrawal amount calculated. See Example 2 (Excess Withdrawal) for an example ofhow the new withdrawal base and new rider withdrawal amount are calculated.

APPENDIX

HYPOTHETICAL EXAMPLE OF THE WITHDRAWAL BASE CALCULATION -

RETIREMENT INCOME MAXSM RIDER

The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income MaxSM rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values.

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount	High Monthiversary Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$6,300
1	$102,000	$	$	$		$$102,000	$100,000	$6,300
1	$105,060	$	$	$		$$105,060	$100,000	$6,300
1	$107,161	$	$	$		$$107,161	$100,000	$6,300
1	$110,376	$	$	$		$$110,376	$100,000	$6,300
1	$112,584	$	$	$		$$112,584	$100,000	$6,300
1	$115,961	$	$	$		$$115,961	$100,000	$6,300
1	$118,280	$	$	$		$$118,280	$100,000	$6,300
1	$121,829	$	$	$		$$121,829	$100,000	$6,300
1	$124,265	$	$	$		$$124,265	$100,000	$6,300
1	$120,537	$	$	$		$$124,265	$100,000	$6,300
1	$115,716	$	$	$		$$124,265	$100,000	$6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265[1]	$7,829
2	$112,129	$	$	$		$$112,129	$124,265	$7,829
2	$115,492	$	$	$		$$115,492	$124,265	$7,829
2	$117,802	$	$	$		$$117,802	$124,265	$7,829
2	$121,336	$	$	$		$$121,336	$124,265	$7,829
2	$124,976	$	$	$		$$124,976	$124,265	$7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979[2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount	High Monthiversary Value	Withdrawal Base	Rider Withdrawal Amount
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101[1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied